Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income (loss) Before Income Taxes
Income (loss) before income taxes consists of:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Chinese mainland	2,787,963	1,806,369	1,741,866
Non-Chinese mainland	(135,602)	19,010	(79,593)

Income (loss) before income taxes	2,652,361	1,825,379	1,662,273

Components of Group's Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets:
Advertising expense	404,023	396,309
Net operating loss carry-forward	286,835	335,031
Accrued expenses	27,450	23,314
Impairment on long-term investments	23,023	18,523
Less: valuation allowance	(705,265)	(738,563)

Deferred tax assets, net	36,066	34,614

Deferred tax liabilities:
Intangible assets acquired	2,820	50,568
Accelerated tax depreciation	4,582	8,597
Withholding income tax	234,513	471,952
Others	—	879

Deferred tax liabilities, net	241,915	531,996

Schedule Of Reconciliation Between Income Tax Expense To Income Before Income Taxes And Actual Provision For Income Tax
Reconciliation between income tax expense computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision for income tax is as follows:

	For the years ended December 31,
	2023	2024
	RMB	RMB
Net income before provision for income tax	2,652,361	1,825,379
PRC statutory tax rate	25%	25%
Income tax expense at statutory tax rate	663,090	456,345
Permanent differences and Research and development super-deduction	(76,414)	(67,319)
Change in valuation allowance	31,283	80,576
Effect of income tax rate difference in other jurisdictions	41,854	6,672
Effect of tax holidays and preferential tax rates	(213,804)	(150,067)
Effect of the preferential tax rate adjustment of prior year’s EIT	—	—
Effect of PRC withholding tax	184,014	518,815

Provision for income tax	630,023	845,022

	For the years ended December 31,
	2025
	RMB	Percent
Income tax expense at PRC statutory rate	415,568	25.0%
Foreign tax effects	17,474	1.1%
Effect of changes in tax laws or rates enacted in the current year	—	0%
Effect of cross-border tax laws
PRC withholding tax	633,586	38.1%
Tax credits
Tax incentives relating to R&D expenditures	(63,892)	(3.8%)
Change in valuation allowance	28,096	1.7%
Nontaxable or nondeductible items	(8,114)	(0.5%)
Changes in unrecognized tax benefits	—	0%
Other adjustments
Effect of tax holidays inside PRC	(124,138)	(7.5%)
Loss on disposal of subsidiaries deductible for tax purposes	(55,711)	(3.4%)

Income tax expense	842,869	50.7%

Increase in Income Tax Expenses and Net Income Per Share Amounts
If Beijing Momo IT, Chengdu Momo and Tantan Technology did not enjoy income tax exemptions and preferential tax rates for the years ended December 31, 2023, 2024 and 2025, the increase in income tax expenses and resulting net income per share amounts would be as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Increase in income tax expenses	213,804	150,067	124,138
Net income per ordinary share attributable to Hello Group Inc. - basic	4.62	2.41	2.05
Net income per ordinary share attributable to Hello Group Inc. - diluted	4.39	2.38	2.01

Schedule Of Income Taxes
Income taxes consist of:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expenses	444,449	398,498	566,061
Deferred tax expenses	185,574	446,524	276,808

Total income tax expenses	630,023	845,022	842,869

Schedule Of Valuation Allowance Of Deferred Tax Assets
The movements of valuation allowance of deferred tax assets are as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	638,980	654,033	705,265
Acquisitions	—	—	44,774
Additions	31,283	80,576	28,096
Expirations	(16,230)	(29,344)	(39,572)

Balance at the end of the year	654,033	705,265	738,563